FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Non-Derivatives:
Cash and cash equivalents	$ 51,961	$ 96,648	$ 75,781	$ 246,954
Restricted cash and short-term deposits	48,743	31,330	$ 27,106	$ 27,306
2015 and 2017 Norwegian Bonds	(1,237,100)	(1,272,400)
Derivatives:
Derivative asset	1,646	17,617
Derivative liability	46,618	8,753
Deferred financing costs	7,200	10,800
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	51,961	96,648
Restricted cash and short-term deposits	178,697	172,444
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds	(400,000)	(400,000)
Carrying Value | Level 2
Non-Derivatives:
Short and long-term debt - floating	(844,247)	(883,100)
Obligations under capital lease	(114,230)	(119,683)
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	1,646	17,617
Derivative liability	(46,618)	(8,753)
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	51,961	96,648
Restricted cash and short-term deposits, fair value	178,697	172,444
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds, fair value	$ (399,863)	$ (396,843)
Derivatives:
Fair value of high yield bonds of face value	99.97%	99.21%
Fair Value | Level 2
Non-Derivatives:
Short and long-term debt - floating, fair value	$ (844,247)	$ (883,100)
Obligations under capital lease, fair value	(114,230)	(119,683)
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	1,646	17,617
Derivative liability	$ (46,618)	$ (8,753)